Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 136,082	$ 134,492
U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	43,722	40,268
U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	7,224	7,398
State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	64,775	64,678
Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	8,470	12,526
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	8,815	6,712
Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	990	1,001
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,603	1,909
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	483
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	214
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	124,540	131,893
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	11,328	2,599
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	214
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	214
Fair Value Measured on a Recurring Basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	124,540	131,893
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	43,722	40,268
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	7,224	7,398
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	55,234	62,579
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	8,470	12,526
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	8,417	6,712
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	990	1,001
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale		1,409
Fair Value Measured on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	483
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	11,328	2,599
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | U.S. Government and federal agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | U.S. Treasury notes and bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | State and municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	9,541	2,099
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	398
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Foreign Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	1,389	500
Fair Value Measured on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale